Contingent liabilities and legal proceedings - Tax (Details) £ in Millions	Dec. 31, 2022 GBP (£)
Brazil | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	£ 568
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	117
Receivable for protest payments, corporate taxes	105
Receivable for protest payments, indirect taxes	12
India | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	£ 131